Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$ 3,945	$ (26,608)	$ 24,508
Changes in fair value of cash flow hedges, net of tax	21,903	19,228	(31,908)
Reclassification of (gain) loss into earnings, net of tax	(7,012)	11,325	(19,208)
Net unrealized gain (loss) on cash flow hedges, net of tax, end of period	$ 18,836	$ 3,945	$ (26,608)